Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Roumell Opportunistic Value Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	3.95%	2.48%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	15.92%	12.98%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%	10.38%	7.46%
Bloomberg Capital U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	(0.02%)	1.76%
Benchmark of 60% Russell 2000 Value Index and 40% Bloomberg Capital U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	7.19%	5.88%